Summary of Significant Accounting Policies and Going Concern (Details 2) - shares	3 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2018	Sep. 30, 2017
Schedule of potentially dilutive securities
Stock options	9,073,000	44,351,200	7,544,000	44,351,200
Warrants	136,083,627	600,000	69,578,947	500,000
Related party convertible debt and accrued interest	785,974,775	4,527,184	159,495,739	4,781,526
Third party convertible debt (including senior debt)	10,670,340,897	34,567,604	1,661,402,806	21,972,557
Contingent liability - advisory fees		4,944,667		3,710,796
Total	11,601,472,299	88,990,655	1,898,021,492	75,316,079